Stock Option Activity (Details) - Employee Stock Options [member] Unit_pure in Millions	12 Months Ended
	Oct. 31, 2021 $ / shares	Oct. 31, 2020 $ / shares	Oct. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding, beginning of year	13.1	12.8	13.1
Granted	2.2	2.1	2.2
Exercised	(2.8)	(1.5)	(2.3)
Forfeited/expired	(0.3)	(0.3)	(0.2)
Number outstanding, end of year	12.2	13.1	12.8
Exercisable, end of year	4.4	5.4	4.7
Number outstanding, beginning of year, Weighted average exercise price	$ 61.27	$ 57.35	$ 53.12
Granted, Weighted average exercise price	71.88	72.84	69.39
Exercised, Weighted average exercise price	50.67	43.60	44.07
Forfeited/expired, Weighted average exercise price	71.50	65.99	66.59
Number outstanding, end of year, Weighted average exercise price	65.36	61.27	57.35
Exercisable, end of year, Weighted average exercise price	$ 54.36	$ 48.50	$ 44.77